Segment and Geographical Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue	$30,778	$22,370	$102,182	$51,758
Less:
Cost of sales	(22,288)	(14,599)	(87,477)	(42,959)
Compensation (1)	(28,130)	(19,955)	(74,182)	(59,958)
Materials and consumables (1)	(18,014)	(8,067)	(55,729)	(40,209)
Contractors and outside services (1)	(3,695)	(1,638)	(11,231)	(7,972)
Depreciation and amortization (1)	(3,574)	(2,598)	(9,573)	(7,287)
Interest expense, net	1,334	(6,658)	(9,067)	(14,149)
Change in fair value of warrant liability	(42,150)	(341)	(47,257)	(372)
Loss on extinguishment of debt	(30,400)	—	(30,400)	—
Other segment items (2)	(17,273)	(9,304)	(34,549)	(25,866)

Net loss and comprehensive loss	$(133,412)	$(40,790)	$(257,283)	$(147,014)

(1)
Compensation, materials and consumables, contractors and outside services, and depreciation and amortization expenses presented in the above table represent operating expenses and exclude amounts included in the cost of sales.

(2)
Other segment items included primarily related to building and utilities, software licenses and computer services, professional and consulting services fees, loss on disposal of fixed assets, other income, and provision for income taxes.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	2024	2023
Revenue	$60,792	$55,235
Less:
Cost of sales	(72,157)	(28,635)
Compensation (1)	(82,628)	(71,656)

	2024	2023
Materials and consumables (1)	(58,021)	(48,283)
Contractors and outside services (1)	(10,568)	(8,886)
Other segment items (2)	(68,551)	(33,232)

Consolidated net loss	$(231,133)	$(135,457)